INCOME TAXES	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 10 - INCOME TAXES

Management believes that the realization of the benefits from these losses appears not more than likely due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset to reduce the asset to zero. Management will review this valuation allowance periodically and make adjustments as necessary.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes were as follows:

	Year Ended September 30, 2017	Year Ended September 30, 2016
Income tax benefit at U.S. statutory rate of 34%	$(1,662,499)	$(776,314)
Income tax benefit - State	(244,485)	(114,164)
Non-deductible expenses	1,630,705	815,287
Increase in valuation allowance	276,279	75,191
Total provision for income tax	$-	$-

The Company’s approximate net deferred tax asset was as follows:

Deferred Tax Asset:	September 30, 2017	September 30, 2016
Net operating loss carryforward	$460,814	$184,535
Valuation allowance	(460,814)	(184,535)
Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $1,182,000 at September 30, 2017. The Company provided a valuation allowance equal to the deferred income tax asset for the year ended September 30, 2017 and 2016 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. The increase in the allowance was $276,279 in fiscal 2017. The potential tax benefit arising from the loss carryforward will expire in 2037.

Additionally, the future utilization of the net operating loss carryforward to offset future taxable income may be subject to an annual limitation as a result of ownership changes that could occur in the future. If necessary, the deferred tax assets will be reduced by any carryforward that expires prior to utilization as a result of such limitations, with a corresponding reduction of the valuation allowance. The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position